Note 5 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2017	2016
Leased property under capital leases	$11,361	$10,783
Less accumulated amortization	(5,001)	(4,748)
Leased property under capital leases, net	$6,360	$6,035